CALIFORNIA UTILITIES' REGULATORY MATTERS - SCHEDULE OF REGULATORY AMOUNTS 2 (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2014
San Diego Gas and Electric Company [Member]
FERC Electric Transmission Formula Rate Filing [Line Items]
Authorized FERC Return On Equity				10.05%
FERC Return On Equity Requested				11.30%
San Diego Gas and Electric Company [Member] | Years 2011 Through 2013 [Member]
Renewable Portfolio Standards [Line Items]
Proportion Annual Energy Requirements From Renewable Energy Sources				20.00%
Limit Total Penalties For Failure To Comply With Renewable Standards				$ 75
San Diego Gas and Electric Company [Member] | Years 2014 Through 2016 [Member]
Renewable Portfolio Standards [Line Items]
Proportion Annual Energy Requirements From Renewable Energy Sources				25.00%
Limit Total Penalties For Failure To Comply With Renewable Standards				75
San Diego Gas and Electric Company [Member] | Years 2017 Through 2020 [Member]
Renewable Portfolio Standards [Line Items]
Proportion Annual Energy Requirements From Renewable Energy Sources				33.00%
Limit Total Penalties For Failure To Comply With Renewable Standards				100
San Diego Gas and Electric Company [Member] | Years 2021 And After [Member]
Renewable Portfolio Standards [Line Items]
Limit Total Penalties For Failure To Comply With Renewable Standards				25
San Diego Gas and Electric Company [Member] | Year 2012 [Member]
General Rate Case [Line Items]
General Rate Case, Current Regulatory Asset				162
General Rate Case, Cumulative Earnings Impact	69
General Rate Case, Incremental Earnings Impact Recorded In Specified Period		17	52
San Diego Gas and Electric Company [Member] | Year 2016 [Member]
General Rate Case [Line Items]
General Rate Case, Proposed Revenue Requirement Increase				133
Southern California Gas Company [Member] | Year 2012 [Member]
General Rate Case [Line Items]
General Rate Case, Current Regulatory Asset				52
General Rate Case, Cumulative Earnings Impact	37
General Rate Case, Incremental Earnings Impact Recorded In Specified Period		12	25
Southern California Gas Company [Member] | Year 2016 [Member]
General Rate Case [Line Items]
General Rate Case, Proposed Revenue Requirement Increase				$ 256